Stock Compensation - Summary of Fair Value of Options Granted (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate			3.45%
Expected Dividend Yield	0.00%		0.00%
Expected Option Life			7 years
Expected Stock Price Volatility			59.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate	0.97%
Expected Option Life	7 years
Expected Stock Price Volatility	53.28%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free Interest Rate	1.50%
Expected Option Life	10 years
Expected Stock Price Volatility	58.71%